Summary of Significant Accounting Policies - Net Loss per Common Share (Details) - shares	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share
Shares excluded from the calculation of weighted average dilutive common shares because their inclusion would have been anti-dilutive	14,166,667			14,166,667
Blade Urban Air Mobility [Member] | Stock Option
Antidilutive Securities Excluded from Computation of Earnings Per Share
Shares excluded from the calculation of weighted average dilutive common shares because their inclusion would have been anti-dilutive		13,323,315	11,754,833		10,040,803	7,793,765
Blade Urban Air Mobility [Member] | Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share
Shares excluded from the calculation of weighted average dilutive common shares because their inclusion would have been anti-dilutive		22,116,811	22,116,811		22,116,811	22,116,811